Guaranteed Benefit Features - Separate Account Liabilities (Details) (USD $)				12 Months Ended																			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 GMDB	Dec. 31, 2011 GMDB	Dec. 31, 2010 GMDB	Dec. 31, 2012 GMAB/GMWB	Dec. 31, 2011 GMAB/GMWB	Dec. 31, 2010 GMAB/GMWB	Dec. 31, 2012 GMIB	Dec. 31, 2011 GMIB	Dec. 31, 2010 GMIB	Dec. 31, 2012 GMWBL	Dec. 31, 2011 GMWBL	Dec. 31, 2010 GMWBL	Dec. 31, 2012 Stabilizer and MCGs		Dec. 31, 2011 Stabilizer and MCGs		Dec. 31, 2010 Stabilizer and MCGs	Dec. 31, 2012 Stabilizer and MCGs Separate Account Liability	Dec. 31, 2011 Stabilizer and MCGs Separate Account Liability	Dec. 31, 2012 Variable Life and Universal Life	Dec. 31, 2011 Variable Life and Universal Life	Dec. 31, 2010 Variable Life and Universal Life
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	$ 103,098,300,000	$ 97,667,400,000	$ 88,714,500,000	$ 41,932,500,000	$ 41,547,000,000		$ 1,027,300,000	$ 1,182,900,000		$ 14,881,300,000	$ 14,565,400,000		$ 15,587,800,000	$ 15,081,200,000		$ 34,150,700,000	[1]	$ 31,024,400,000	[1]				$ 517,400,000	$ 507,700,000
Externally managed assets included in Separate account liability not reported on balance sheet																					25,900,000,000	24,200,000,000
Additional liability balance:
Beginning balance	16,100,000,000	15,600,000,000		530,300,000	378,400,000	487,600,000	128,200,000	85,500,000	93,200,000	1,290,200,000	769,300,000	748,300,000	2,144,000,000	414,800,000	399,100,000	221,000,000		3,000,000		6,000,000			1,507,200,000	1,230,500,000	1,106,500,000
Paid guaranteed benefits				(118,800,000)	(106,800,000)	(124,300,000)	(600,000)	(2,100,000)	(10,600,000)	(38,700,000)	(65,400,000)	(40,000,000)	0	0	0	0		0		0			(348,600,000)	(312,900,000)	(318,500,000)
Incurred guaranteed benefits				89,200,000	258,700,000	15,100,000	(42,700,000)	44,800,000	2,900,000	(5,400,000)	586,300,000	61,000,000	(193,500,000)	1,729,200,000	15,700,000	(119,000,000)		218,000,000		(3,000,000)			512,600,000	589,600,000	442,500,000
Ending balance	$ 16,100,000,000	$ 15,600,000,000		$ 500,700,000	$ 530,300,000	$ 378,400,000	$ 84,900,000	$ 128,200,000	$ 85,500,000	$ 1,246,100,000	$ 1,290,200,000	$ 769,300,000	$ 1,950,500,000	$ 2,144,000,000	$ 414,800,000	$ 102,000,000		$ 221,000,000		$ 3,000,000			$ 1,671,200,000	$ 1,507,200,000	$ 1,230,500,000

[1]	The Separate account liability at December 31, 2012 and 2011 includes $25.9 billion and $24.2 billion, respectively, of externally managed assets, which are not reported on the Company's Consolidated Balance Sheets.